--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2000

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO III

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................        1
    Statement of Assets and Liabilities.....................        2
    Statement of Operations.................................        3
    Statements of Changes in Net Assets.....................        4
    Financial Highlights....................................        5
    Notes to Financial Statements...........................      6-7
    Report of Independent Certified Public Accountants......        8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE
 SERIES
    Performance Chart.......................................        9
    Schedule of Investments.................................    10-11
    Statement of Assets and Liabilities.....................       12
    Statement of Operations.................................       13
    Statements of Changes in Net Assets.....................       14
    Financial Highlights....................................       15
    Notes to Financial Statements...........................    16-17
    Report of Independent Certified Public Accountants......       18

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000 VALUE INDEX
MARCH 1995-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000    U.S. LARGE CAP VALUE PORTFOLIO
                                   III                 RUSSELL 1000 VALUE INDEX
       DATE                      $10,000                        $10,000
Mar-95                                        $10,153                    $10,219
Apr-95                                        $10,526                    $10,542
May-95                                        $11,070                    $10,986
Jun-95                                        $11,318                    $11,135
Jul-95                                        $11,804                    $11,523
Aug-95                                        $12,167                    $11,685
Sep-95                                        $12,578                    $12,108
Oct-95                                        $12,062                    $11,988
Nov-95                                        $12,728                    $12,596
Dec-95                                        $12,815                    $12,912
Jan-96                                        $13,180                    $13,315
Feb-96                                        $13,378                    $13,416
Mar-96                                        $13,842                    $13,644
Apr-96                                        $14,069                    $13,696
May-96                                        $14,307                    $13,867
Jun-96                                        $13,882                    $13,878
Jul-96                                        $13,270                    $13,354
Aug-96                                        $13,794                    $13,736
Sep-96                                        $14,071                    $14,282
Oct-96                                        $14,525                    $14,835
Nov-96                                        $15,573                    $15,911
Dec-96                                        $15,420                    $15,707
Jan-97                                        $15,974                    $16,469
Feb-97                                        $16,292                    $16,711
Mar-97                                        $15,544                    $16,109
Apr-97                                        $16,057                    $16,786
May-97                                        $17,298                    $17,724
Jun-97                                        $17,831                    $18,485
Jul-97                                        $19,624                    $19,875
Aug-97                                        $19,326                    $19,167
Sep-97                                        $20,352                    $20,325
Oct-97                                        $19,306                    $19,758
Nov-97                                        $19,511                    $20,631
Dec-97                                        $19,782                    $21,234
Jan-98                                        $20,037                    $20,934
Feb-98                                        $21,789                    $22,343
Mar-98                                        $23,020                    $23,710
Apr-98                                        $23,142                    $23,869
May-98                                        $22,943                    $23,516
Jun-98                                        $22,888                    $23,817
Jul-98                                        $22,100                    $23,398
Aug-98                                        $18,076                    $19,916
Sep-98                                        $18,996                    $21,059
Oct-98                                        $20,536                    $22,692
Nov-98                                        $21,822                    $23,749
Dec-98                                        $22,191                    $24,556
Jan-99                                        $22,621                    $24,753
Feb-99                                        $22,035                    $24,404
Mar-99                                        $22,743                    $24,909
Apr-99                                        $25,163                    $27,236
May-99                                        $25,137                    $26,936
Jun-99                                        $25,557                    $27,717
Jul-99                                        $24,504                    $26,905
Aug-99                                        $23,629                    $25,907
Sep-99                                        $22,361                    $25,003
Oct-99                                        $23,210                    $26,443
Nov-99                                        $22,839                    $26,237
Dec-99                                        $23,277                    $26,363
Jan-00                                        $21,639                    $25,503
Feb-00                                        $19,693                    $23,608
Mar-00                                        $22,480                    $26,488
Apr-00                                        $23,161                    $26,181
May-00                                        $23,117                    $26,456
Jun-00                                        $21,506                    $25,247
Jul-00                                        $22,463                    $25,563
Aug-00                                        $23,768                    $26,984
Sep-00                                        $23,376                    $27,232
Oct-00                                        $24,304                    $27,902
Nov-00                                        $23,521                    $26,867

ANNUALIZED
TOTAL RETURN                               FROM
(%)              ONE YEAR   FIVE YEARS  MARCH 1995
---------------------------------------------------
                   2.99       13.07        16.04

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (19,848,240 Shares, Cost
  $241,978)++ at Value......................................  $   291,968
Receivables:
  Fund Shares Sold..........................................           19
  Investment Securities Sold................................          269
Prepaid Expenses and Other Assets...........................           14
                                                              -----------
    Total Assets............................................      292,270
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          289
Accrued Expenses and Other Liabilities......................           17
                                                              -----------
    Total Liabilities.......................................          306
                                                              -----------

NET ASSETS..................................................  $   291,964
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   18,010,150
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     16.21
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   172,495
Undistributed Net Investment Income.........................        5,909
Undistributed Net Realized Gain.............................       63,570
Unrealized Appreciation of Investment Securities............       49,990
                                                              -----------
    Total Net Assets........................................  $   291,964
                                                              ===========

--------------

++ The cost for federal income tax purposes is $243,977.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $  6,955
                                                                     --------

EXPENSES
  Administrative Services...................................               33
  Accounting & Transfer Agent Fees..........................               16
  Legal Fees................................................               14
  Audit Fees................................................                5
  Filing Fees...............................................               21
  Shareholders' Reports.....................................               18
  Organizational Fees.......................................                3
  Directors' Fees and Expenses..............................                4
  Other.....................................................                2
                                                                     --------
    Total Expenses..........................................              116
                                                                     --------
  NET INVESTMENT INCOME.....................................            6,839
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................           68,004
  Net Realized Gain on Investment Securities Sold...........            4,591
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          (71,701)
                                                                     --------

  NET GAIN ON INVESTMENT SECURITIES.........................              894
                                                                     --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $  7,733
                                                                     ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR             YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,         NOV. 30,
                                                                        2000             1999
                                                                     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $   6,839        $   7,796
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................            68,004           36,280
  Net Realized Gain on Investment Securities Sold...........             4,591           14,348
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           (71,701)         (34,918)
                                                                     ---------        ---------
      Net Increase in Net Assets Resulting from
        Operations..........................................             7,733           23,506
                                                                     ---------        ---------

Distributions From:
  Net Investment Income.....................................            (7,854)          (7,622)
  Net Realized Gains........................................           (58,235)         (26,480)
                                                                     ---------        ---------
      Total Distributions...................................           (66,089)         (34,102)
                                                                     ---------        ---------
Capital Share Transactions (1):
  Shares Issued.............................................            70,434           55,266
  Shares Issued in Lieu of Cash Distributions...............            66,089           34,102
  Shares Redeemed...........................................          (204,850)        (144,736)
                                                                     ---------        ---------
      Net Decrease from Capital Share Transactions..........           (68,327)         (55,368)
                                                                     ---------        ---------
      Total Decrease........................................          (126,683)         (65,964)
NET ASSETS
  Beginning of Period.......................................           418,647          484,611
                                                                     ---------        ---------
  End of Period.............................................         $ 291,964        $ 418,647
                                                                     =========        =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             4,574            2,783
    Shares Issued in Lieu of Cash Distributions.............             4,291            1,896
    Shares Redeemed.........................................           (12,813)          (7,340)
                                                                     ---------        ---------
                                                                        (3,948)          (2,661)
                                                                     =========        =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR        YEAR        YEAR        YEAR        YEAR
                                                    ENDED       ENDED       ENDED       ENDED       ENDED
                                                  NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                    2000        1999        1998        1997        1996
                                                  ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period............  $  19.07    $  19.68    $  19.02    $  15.76    $  12.92
                                                  --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.........................      0.40        0.36        0.33        0.32        0.28
  Net Gains (Losses) on Securities (Realized and
    Unrealized).................................        --        0.47        1.75        3.52        2.60
                                                  --------    --------    --------    --------    --------
    Total from Investment Operations............      0.40        0.83        2.08        3.84        2.88
                                                  --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income.........................     (0.39)      (0.32)      (0.33)      (0.29)      (0.04)
  Net Realized Gains............................     (2.87)      (1.12)      (1.09)      (0.29)         --
                                                  --------    --------    --------    --------    --------
    Total Distributions.........................     (3.26)      (1.44)      (1.42)      (0.58)      (0.04)
                                                  --------    --------    --------    --------    --------
Net Asset Value, End of Period..................  $  16.21    $  19.07    $  19.68    $  19.02    $  15.76
                                                  ========    ========    ========    ========    ========

Total Return....................................      3.00%       4.65%      11.85%      25.23%      22.34%

Net Assets, End of Period (thousands)...........  $291,964    $418,647    $484,611    $471,038    $379,974
Ratio of Expenses to Average Net Assets (1).....      0.20%       0.19%       0.19%       0.23%       0.26%
Ratio of Net Investment Income to Average Net
 Assets.........................................      2.06%       1.73%       1.67%       1.79%       2.29%
Portfolio Turnover Rate.........................       N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master Fund Series...        26%         43%         25%         18%         20%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a series of The DFA Investment Trust Company. At November 30, 2000, the Portfolio owned 17% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............                   $47,991
Gross Unrealized Depreciation.............                        --
                                                             -------
  Net.....................................                   $47,991
                                                             =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio III (constituting a portfolio within Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


GROWTH OF $10,000  U.S. LARGE CAP VALUE SERIES  RUSSELL 1000 VALUE INDEX
      DATE                   $10,000                    $10,000
Apr-93                                  $9,971                    $9,872
May-93                                 $10,079                   $10,070
Jun-93                                 $10,293                   $10,292
Jul-93                                 $10,440                   $10,407
Aug-93                                 $10,693                   $10,783
Sep-93                                 $10,507                   $10,800
Oct-93                                 $10,634                   $10,793
Nov-93                                 $10,535                   $10,570
Dec-93                                 $10,788                   $10,771
Jan-94                                 $11,098                   $11,178
Feb-94                                 $10,598                   $10,796
Mar-94                                 $10,169                   $10,394
Apr-94                                 $10,329                   $10,594
May-94                                 $10,259                   $10,716
Jun-94                                 $10,045                   $10,460
Jul-94                                 $10,490                   $10,785
Aug-94                                 $10,793                   $11,095
Sep-94                                 $10,478                   $10,726
Oct-94                                 $10,683                   $10,875
Nov-94                                 $10,204                   $10,436
Dec-94                                 $10,327                   $10,556
Jan-95                                 $10,565                   $10,881
Feb-95                                 $11,163                   $11,311
Mar-95                                 $11,334                   $11,559
Apr-95                                 $11,749                   $11,924
May-95                                 $12,361                   $12,426
Jun-95                                 $12,631                   $12,595
Jul-95                                 $13,185                   $13,033
Aug-95                                 $13,582                   $13,217
Sep-95                                 $14,051                   $13,695
Oct-95                                 $13,474                   $13,560
Nov-95                                 $14,211                   $14,247
Dec-95                                 $14,313                   $14,605
Jan-96                                 $14,720                   $15,060
Feb-96                                 $14,939                   $15,175
Mar-96                                 $15,459                   $15,433
Apr-96                                 $15,712                   $15,492
May-96                                 $15,978                   $15,685
Jun-96                                 $15,513                   $15,698
Jul-96                                 $14,824                   $15,104
Aug-96                                 $15,413                   $15,536
Sep-96                                 $15,721                   $16,155
Oct-96                                 $16,235                   $16,780
Nov-96                                 $17,406                   $17,996
Dec-96                                 $17,235                   $17,766
Jan-97                                 $17,852                   $18,628
Feb-97                                 $18,207                   $18,902
Mar-97                                 $17,374                   $18,221
Apr-97                                 $17,945                   $18,986
May-97                                 $19,338                   $20,048
Jun-97                                 $19,933                   $20,908
Jul-97                                 $21,931                   $22,480
Aug-97                                 $21,608                   $21,680
Sep-97                                 $22,747                   $22,989
Oct-97                                 $21,582                   $22,348
Nov-97                                 $21,811                   $23,336
Dec-97                                 $22,116                   $24,017
Jan-98                                 $22,411                   $23,678
Feb-98                                 $24,369                   $25,272
Mar-98                                 $25,736                   $26,819
Apr-98                                 $25,878                   $26,998
May-98                                 $25,661                   $26,599
Jun-98                                 $25,599                   $26,939
Jul-98                                 $24,711                   $26,465
Aug-98                                 $20,213                   $22,527
Sep-98                                 $21,238                   $23,820
Oct-98                                 $22,973                   $25,666
Nov-98                                 $24,411                   $26,862
Dec-98                                 $24,817                   $27,775
Jan-99                                 $25,298                   $27,998
Feb-99                                 $24,648                   $27,603
Mar-99                                 $25,444                   $28,174
Apr-99                                 $28,151                   $30,806
May-99                                 $28,123                   $30,467
Jun-99                                 $28,593                   $31,350
Jul-99                                 $27,409                   $30,432
Aug-99                                 $26,425                   $29,303
Sep-99                                 $25,006                   $28,280
Oct-99                                 $25,964                   $29,909
Nov-99                                 $25,541                   $29,676
Dec-99                                 $26,036                   $29,818
Jan-00                                 $24,211                   $28,846
Feb-00                                 $22,034                   $26,703
Mar-00                                 $25,157                   $29,961
Apr-00                                 $25,914                   $29,613
May-00                                 $25,862                   $29,924
Jun-00                                 $24,065                   $28,556
Jul-00                                 $25,128                   $28,913
Aug-00                                 $26,598                   $30,521
Sep-00                                 $26,165                   $30,802
Oct-00                                 $27,198                   $31,560
Nov-00                                 $26,325                   $30,389

         ANNUALIZED                                                     FROM
         TOTAL RETURN (%)            ONE YEAR       FIVE YEARS       APRIL 1993
         ----------------------------------------------------------------------
                                       3.07           13.12            13.46

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE CAP HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.9%)
 *Adelphia Communications Corp. Class A................      237,800   $    6,591,519
 Aetna, Inc............................................      544,726       36,666,869
 AK Steel Holding Corp.................................      675,675        6,165,534
 *Alaska Air Group, Inc................................      111,200        3,106,650
 Albemarle Corp........................................      102,100        2,252,581
 Alcoa, Inc............................................      226,988        6,398,224
 Alexander & Baldwin, Inc..............................      164,000        4,376,750
 *Allegheny Corp.......................................       17,158        3,262,165
 Alliant Energy Corp...................................      217,700        6,939,187
 Allmerica Financial Corp..............................       94,900        5,889,731
 Allstate Corp.........................................      878,800       33,614,100
 Amerada Hess Corp.....................................       65,000        3,981,250
 *America West Holdings Corp. Class B..................       19,400          180,662
 American Financial Group, Inc.........................      182,000        3,469,375
 American Greetings Corp. Class A......................      325,400        2,989,612
 American National Insurance Co........................       46,700        3,228,137
 AmerUs Group Co.......................................       45,600        1,330,950
 *AMR Corp.............................................      565,000       18,892,187
 Anadarko Petroleum Corp...............................       16,700          993,650
 *ANC Rental Corp......................................      258,575        1,381,760
 Arch Coal, Inc........................................       49,022          499,412
 Archer-Daniels Midland Co.............................    2,272,353       28,972,501
 *Arrow Electronics, Inc...............................      313,300        7,499,619
 Ashland, Inc..........................................      249,200        7,818,650
 Astoria Financial Corp................................       21,200          948,037
 AT & T Corp...........................................      788,700       15,478,237
 *AT & T Corp.- Liberty Media Group....................      766,800       10,399,725
 *At Home Corp.........................................    1,020,900        6,364,673
 *AutoNation, Inc......................................    2,068,600       13,316,612
 Bancwest Corp.........................................      369,800        7,719,575
 Bear Stearns Companies, Inc...........................      376,170       17,280,309
 Belo (A.H.) Corp. Class A.............................      331,800        5,640,600
 Bergen Brunswig Corp. Class A.........................      256,000        3,856,000
 Block Drug Co., Inc. Class A..........................        1,127           59,414
 Boise Cascade Corp....................................      213,400        6,161,925
 *Borders Group, Inc...................................       22,700          290,844
 Borg Warner Automotive, Inc...........................      100,800        3,691,800
 Bowater, Inc..........................................      171,600        9,148,425
 Brunswick Corp........................................      297,600        5,115,000
 Burlington Northern Santa Fe Corp.....................    1,635,700       41,403,656
 C.I.T. Group, Inc. Class A............................    1,079,500       18,149,094
 CBRL Group, Inc.......................................      270,000        5,847,187
 Centex Corp...........................................      229,000        8,100,875
 *Chris-Craft Industries, Inc..........................        4,894          327,286
 Cincinnati Financial Corp.............................      555,180       20,316,118
 *CNA Financial Corp...................................      639,200       23,770,250
 *CNET Networks, Inc...................................       38,114          815,878
 Coca-Cola Enterprises, Inc............................    1,794,800       39,373,425
 Commerce Group, Inc...................................       93,100        2,315,862
 Commercial Federal Corp...............................      104,700        1,753,725
 Conseco, Inc..........................................    1,208,100        8,683,219
 *Consolidated Stores Corp.............................      253,500        2,170,594
 Cooper Tire & Rubber Co...............................      306,400        2,834,200
 Corn Products International, Inc......................      125,200        3,036,100
 Countrywide Credit Industries, Inc....................      435,000       16,149,375

                                                            SHARES             VALUE+
                                                            ------             ------

 Crompton Corp.........................................        5,637   $       49,324
 Crown Cork & Seal Co., Inc............................      472,600        1,919,937
 CSX Corp..............................................      875,400       22,705,687
 Cummins Engine Co., Inc...............................      150,900        5,328,656
 Dana Corp.............................................      516,100        8,644,675
 Delphi Automotive Systems Corp........................       99,830        1,378,902
 Delta Air Lines, Inc..................................      422,500       20,068,750
 Dillards, Inc. Class A................................      358,500        3,943,500
 Dime Bancorp, Inc.....................................       53,800        1,338,275
 Earthgrains Co........................................      114,700        2,602,256
 Eastman Chemical Co...................................       83,200        3,593,200
 *Extended Stay America, Inc...........................      355,300        4,419,044
 *Federated Department Stores, Inc.....................      764,000       23,302,000
 First American Financial Corp.........................      124,300        2,703,525
 First Citizens Bancshares, Inc. NC....................       10,300          741,922
 *Florida East Coast Industries Inc Class B............        7,739          264,093
 Florida East Coast Industries, Inc....................       60,400        2,121,550
 Ford Motor Co.........................................    2,145,900       48,819,225
 Fortune Brands, Inc...................................      591,000       17,065,125
 GATX Corp.............................................      143,400        6,739,800
 General Motors Corp...................................    1,494,300       73,967,850
 *General Motors Corp. Class H.........................      826,438       17,966,762
 Georgia-Pacific Corp..................................      634,900       15,991,544
 Golden State Bancorp, Inc.............................      156,200        3,983,100
 Goodyear Tire & Rubber Co.............................      493,200        8,359,740
 Great American Financial Resources, Inc...............       37,600          676,800
 Greenpoint Financial Corp.............................      265,700        8,070,637
 Harris Corp...........................................      151,400        4,655,550
 Hasbro, Inc...........................................       79,000          913,437
 *Healthsouth Corp.....................................    1,481,200       20,644,225
 *Hearst-Argyle Television, Inc........................      238,600        4,309,712
 Heller Financial, Inc.................................       62,600        1,654,987
 Helmerich & Payne, Inc................................      151,600        4,519,575
 Hibernia Corp.........................................      301,300        3,596,769
 Hollinger International, Inc. Class A.................      268,700        3,862,562
 Horton (D.R.), Inc....................................      387,277        7,188,829
 *Humana, Inc..........................................      618,900        7,426,800
 IBP, Inc..............................................      375,600        8,427,525
 Ikon Office Solutions, Inc............................      541,400        1,624,200
 *Imation Corp.........................................        1,600           25,400
 IMC Global, Inc.......................................      445,300        5,287,937
 Independence Community Bank Corp......................       12,500          180,078
 *Ingram Micro, Inc....................................      269,200        3,802,450
 International Paper Co................................    1,430,775       48,467,503
 *K Mart Corp..........................................    1,780,400        9,792,200
 *Key3Media Group, Inc.................................       56,100          589,050
 Keycorp...............................................      972,500       24,251,719
 Lafarge Corp..........................................      257,500        5,085,625
 *Lear Corp............................................      110,900        2,425,937
 Liberty Corp..........................................       40,400        1,522,575
 Liberty Financial Companies, Inc......................      167,500        7,035,000
 Lincoln National Corp.................................      318,400       14,387,700
 Lockheed Martin Corp..................................      489,500       16,691,950
 Loews Corp............................................      363,400       34,341,300
 Longs Drug Stores Corp................................       50,900        1,011,637

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Louisiana-Pacific Corp................................      396,400   $    2,799,575
 Lubrizol Corp.........................................      182,000        3,924,375
 Lyondell Chemical Co..................................      457,200        6,172,200
 *Mandalay Resort Group................................      296,300        5,907,481
 *Manor Care, Inc......................................      222,000        3,774,000
 MBIA, Inc.............................................       93,100        6,412,262
 Mead Corp.............................................      406,300       10,741,556
 Millennium Chemicals, Inc.............................      346,800        5,505,450
 *MIPS Technologies, Inc., Class B.....................       69,525        1,544,759
 *Mony Group, Inc......................................       46,200        1,960,613
 Nabisco Group Holdings Corp...........................      629,900       18,503,313
 Norfolk Southern Corp.................................    1,594,000       22,913,750
 Northrop Grumman Corp.................................      249,000       20,993,813
 Occidental Petroleum Corp.............................      650,800       14,073,550
 *Office Depot, Inc....................................       93,800          621,425
 Old Republic International Corp.......................      512,475       13,356,380
 Omnicare, Inc.........................................      360,300        5,899,913
 *Owens-Illinois, Inc..................................      582,400        1,674,400
 Pacific Century Financial Corp........................      337,800        5,024,775
 *Pacificare Health Systems, Inc.......................       51,296          649,215
 *Pactiv Corp..........................................      615,100        7,188,981
 *Park Place Entertainment Corp........................      812,800       10,922,000
 Penney (J.C.) Co., Inc................................    1,140,000       10,972,500
 Penzoil Quaker State Co...............................       55,600          656,775
 Phelps Dodge Corp.....................................      287,085       14,103,051
 *Pioneer Natural Resources Co.........................      483,900        7,016,550
 Potlatch Corp.........................................      109,100        3,416,194
 *Pride International, Inc.............................       50,000          946,875
 Pulitzer, Inc.........................................        1,700           70,040
 Pulte Corp............................................      127,600        4,928,550
 Questar Corp..........................................      271,400        7,565,275
 Rayonier, Inc.........................................       83,000        2,962,063
 Raytheon Co. Class A..................................      383,900       12,428,763
 Raytheon Co. Class B..................................      850,100       29,806,631
 *Rite Aid Corp........................................      969,800        2,424,500
 RJ Reynolds Tobacco Holdings, Inc.....................      348,226       13,711,399
 Russell Corp..........................................      137,400        2,292,863
 *Ryder System, Inc....................................      279,500        4,856,313
 Safeco Corp...........................................      491,200       13,154,950
 Saint Paul Companies, Inc.............................      695,326       34,853,216
 *Saks, Inc............................................      756,000        6,378,750
 Sears, Roebuck & Co...................................      867,500       28,141,700
 *Sensormatic Electronics Corp.........................      196,500        3,512,438
 *Service Corp. International..........................      903,100        1,693,313
 *Silicon Graphics, Inc................................      573,800        2,295,200
 *Sinclair Broadcast Group, Inc. Class A...............      114,100        1,003,723
 *Six Flags, Inc.......................................      318,000        4,571,250
 *Smurfit-Stone Container Corp.........................      106,626        1,349,485
 Sovereign Bancorp, Inc................................      781,020        5,259,682
 *Spherion Corporation.................................      156,600        1,654,088
 Spiegel, Inc. Class A Non-Voting......................        9,600           48,150
 St. Joe Corp..........................................       33,500          665,813
 Starwood Hotels and Resorts Worldwide, Inc............      577,500       18,480,000
 Sunoco, Inc...........................................      329,000        9,129,750
 Supervalu, Inc........................................      572,400       10,374,750

                                                            SHARES             VALUE+
                                                            ------             ------

 Tecumseh Products Co. Class A.........................       58,300   $    2,390,300
 Tecumseh Products Co. Class B.........................       15,400          626,588
 Temple-Inland, Inc....................................      201,700        9,278,200
 Tenet Healthcare Corp.................................      211,500        9,001,969
 Thomas & Betts Corp...................................      106,500        1,557,563
 Tidewater, Inc........................................      100,900        4,086,450
 Timken Co.............................................      274,800        3,692,625
 *Toys R Us, Inc.......................................      819,300       15,515,494
 Trinity Industries, Inc...............................       93,300        2,315,006
 Tyco International, Ltd...............................      124,375        6,560,781
 Tyson Foods, Inc. Class A.............................      488,200        6,834,800
 U.S. Industries, Inc..................................      358,000        2,394,125
 UAL Corp..............................................      190,500        6,691,313
 Ultramar Diamond Shamrock Corp........................      265,400        7,315,088
 UMB Financial Corp....................................       51,260        1,813,323
 Union Pacific Corp....................................      826,200       38,418,300
 *United Rentals, Inc..................................      294,300        4,580,044
 Unitrin, Inc..........................................      223,800        8,035,819
 UnumProvident Corp....................................      843,189       22,766,103
 USX-Marathon Group, Inc...............................      916,450       24,171,369
 USX-US Steel Group....................................      329,400        4,693,950
 Valero Energy Corp....................................      268,500        8,440,969
 Valhi, Inc............................................      158,500        2,030,781
 *Venator Group, Inc...................................      590,000        7,928,125
 *Vishay Intertechnology, Inc..........................      182,616        3,446,877
 Visteon Corp..........................................      280,969        4,179,414
 Wallace Computer Services, Inc........................       31,000          482,438
 Weis Markets, Inc.....................................       20,800          742,300
 Wesco Financial Corp..................................       13,540        3,858,900
 Westvaco Corp.........................................      399,350       11,007,084
 Weyerhaeuser Co.......................................      183,800        8,041,250
 *Worldcom, Inc........................................      619,500        9,273,141
 Worthington Industries, Inc...........................      140,800        1,293,600
 York International Corp...............................      137,800        3,600,025
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,810,164,275)................................                 1,725,859,706
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
  12/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 11/30/01, valued at $1,095,255) to be
  repurchased at $1,078,179.
  (Cost $1,078,000)....................................   $    1,078        1,078,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,811,242,275)++....................................                $1,726,937,706
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,811,411,732.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $  1,726,938
Collateral for Securities Loaned............................        15,534
Receivables:
  Dividends and Interest....................................         6,209
  Fund Shares Sold..........................................         4,800
Prepaid Expenses and Other Assets...........................             4
                                                              ------------
    Total Assets............................................     1,753,485
                                                              ------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................        15,534
  Fund Shares Redeemed......................................         2,301
Accrued Expenses and Other Liabilities......................           307
                                                              ------------
    Total Liabilities.......................................        18,142
                                                              ------------
NET ASSETS..................................................  $  1,735,343
                                                              ============
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   117,964,911
                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      14.71
                                                              ============

Investments at Cost.........................................  $  1,811,242
                                                              ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................     1,649,870
Undistributed Net Investment Income.........................         2,489
Undistributed Net Realized Gain.............................       167,288
Unrealized Depreciation of Investment Securities............       (84,304)
                                                              ------------
    Total Net Assets........................................  $  1,735,343
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $  39,951
  Interest..................................................               788
  Income from Securities Lending............................               190
                                                                     ---------
      Total Investment Income...............................            40,929
                                                                     ---------

EXPENSES
  Investment Advisory Services..............................             1,737
  Accounting & Transfer Agent Fees..........................               652
  Custodian Fees............................................               178
  Legal Fees................................................                17
  Audit Fees................................................                17
  Shareholders' Reports.....................................                27
  Trustee's Fees and Expenses...............................                 9
  Other.....................................................                61
                                                                     ---------
      Total Expenses........................................             2,698
                                                                     ---------
  NET INVESTMENT INCOME.....................................            38,231
                                                                     ---------

  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
    SECURITIES
  Net Realized Gain on Investment Securities Sold...........           167,552
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          (153,465)
                                                                     ---------
  NET GAIN ON INVESTMENT SECURITIES.........................            14,087
                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $  52,318
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        2000              1999
                                                                     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $   38,231        $   33,022
  Net Realized Gain on Investment Securities Sold...........            167,552           310,039
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           (153,465)         (262,465)
                                                                     ----------        ----------
      Net Increase in Net Assets Resulting From
        Operations..........................................             52,318            80,596
                                                                     ----------        ----------

Distributions From:
  Net Investment Income.....................................            (36,997)          (32,738)
  Net Realized Gains........................................           (310,296)         (135,996)
                                                                     ----------        ----------
      Total Distributions...................................           (347,293)         (168,734)
                                                                     ----------        ----------
Capital Share Transactions (1):
  Shares Issued.............................................            394,020           240,602
  Shares Issued in Lieu of Cash Distributions...............            344,153           166,280
  Shares Redeemed...........................................           (495,937)         (286,569)
                                                                     ----------        ----------
      Net Increase from Capital Share Transactions..........            242,236           120,313
                                                                     ----------        ----------
      Total Increase (Decrease).............................            (52,739)           32,175
NET ASSETS
  Beginning of Period.......................................          1,788,082         1,755,907
                                                                     ----------        ----------
  End of Period.............................................         $1,735,343        $1,788,082
                                                                     ==========        ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................             26,884            12,917
  Shares Issued in Lieu of Cash Distributions...............             24,149             9,595
  Shares Redeemed...........................................            (33,556)          (15,459)
                                                                     ----------        ----------
                                                                         17,477             7,053
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 YEAR          YEAR          YEAR          YEAR         YEAR
                                                                 ENDED         ENDED         ENDED         ENDED        ENDED
                                                               NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                                                 2000          1999          1998          1997         1996
                                                              -----------   -----------   -----------   -----------   ---------
Net Asset Value, Beginning of Period........................  $    17.79    $    18.79    $    18.09    $    15.52    $  13.29
                                                              ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................        0.33          0.34          0.31          0.32        0.31
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................        0.04          0.46          1.71          3.38        2.57
                                                              ----------    ----------    ----------    ----------    --------
    Total from Investment Operations........................        0.37          0.80          2.02          3.70        2.88
                                                              ----------    ----------    ----------    ----------    --------
LESS DISTRIBUTIONS
  Net Investment Income.....................................       (0.32)        (0.34)        (0.32)        (0.31)      (0.31)
  Net Realized Gains........................................       (3.13)        (1.46)        (1.00)        (0.82)      (0.34)
                                                              ----------    ----------    ----------    ----------    --------
    Total Distributions.....................................       (3.45)        (1.80)        (1.32)        (1.13)      (0.65)
                                                              ----------    ----------    ----------    ----------    --------
Net Asset Value, End of Period..............................  $    14.71    $    17.79    $    18.79    $    18.09    $  15.52
                                                              ==========    ==========    ==========    ==========    ========
Total Return................................................        3.06%         4.64%        11.93%        25.31%      22.48%

Net Assets, End of Period (thousands).......................  $1,735,343    $1,788,082    $1,755,907    $1,489,996    $987,942
Ratio of Expenses to Average Net Assets.....................        0.16%         0.16%         0.16%         0.18%       0.19%
Ratio of Net Investment Income to Average Net Assets........        2.20%         1.80%         1.67%         1.96%       2.37%
Portfolio Turnover Rate.....................................          26%           43%           25%           18%         20%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..................................................  $448,518
Sales......................................................   576,590

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................  $ 241,679
Gross Unrealized Depreciation.............................   (326,153)
                                                            ---------
  Net.....................................................  $ (84,474)
                                                            =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000, borrowings under the line were as follows:

                                          WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                           AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                        INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                        -------------   ------------   -----------   --------   ---------------
The U.S. Large Cap Value Series             6.52%       $ 8,160,881        31        $45,827      $49,168,000

    There were no outstanding borrowings under the line of credit at November 30, 2000.

    The Trust, together with the DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2000, the market value of securities on loan to brokers was $12,393,283, the related collateral cash received was $15,533,600 and the value of collateral on overnight repurchase agreements was $15,951,362.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value
Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001